Consolidated Balance Sheets - 10Q - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,008,997			$ 5,506,941				$ 6,452,589
Government contract receivable	0			659,409				0
Prepaid expenses	1,508,251			1,768,533				1,433,153
Total current assets	6,517,248			7,934,883				7,885,742
Property and equipment, net	127,060			149,974				209,689
Other assets	86,947			71,010				1,187,788
Total assets	6,731,255			8,155,867				9,283,219
Current liabilities:
Accounts payable	976,411			1,849,760				2,802,950
Accrued expenses	847,766			1,257,572				716,931
Total current liabilities	1,824,177			3,107,332				3,519,881
Stockholders’ equity:
Issued and outstanding shares	29,705			10,537				1,977
Additional paid-in capital	151,279,802			134,394,079				110,125,146
Accumulated deficit	(146,402,429)			(129,356,081)				(104,363,785)
Total stockholders’ equity	4,907,078	$ 2,821,196	$ 7,898,030	5,048,535	$ 8,503,876	$ (2,309,226)	$ 54,275	5,763,338	$ 26,600,034
Total liabilities and stockholders’ equity	$ 6,731,255			$ 8,155,867				$ 9,283,219